ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2015 CNY (¥)
2016	¥ 6,068
2017	5,138
2018	4,822
2019	3,105
2020	1,929
Total	¥ 21,062